Debt - Schedule of Senior Notes Issued During Quarter of 2023 With Maturity Date (Parenthetical) (Detail)	Dec. 31, 2024 USD ($) [1]	Dec. 31, 2024 CAD ($) [1]
4.800% Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Senior Notes, face amount		$ 450,000,000
Interest rate	4.80%	4.80%
5.050% Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Senior Notes, face amount	$ 400,000,000
Interest rate	5.05%	5.05%

[1]	The Senior Notes are unsecured obligations and do not include any financial covenants. The Company may redeem the notes in whole or in part at any time, and from time to time, at specified redemption prices determined in accordance with the terms of the indenture governing the Senior Notes.